EMPLOYEE BENEFIT PLANS - PLAN ASSETS (Details)	12 Months Ended
Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	7.00%
Domestic Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocations	38.00%
International Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocations	26.00%
Long Credit [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocations	18.00%
Ultra-long duration government securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocations	8.00%
High Yield Credit [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocations	5.00%
Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocations	5.00%
Return Seeking Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocations	75.00%
Risk Mitigating Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocations	25.00%
Minimum [Member] | Return Seeking Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	7.00%
Minimum [Member] | Risk Mitigating Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	3.00%
Maximum [Member] | Return Seeking Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	9.00%
Maximum [Member] | Risk Mitigating Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	5.00%